COMMITMENTS AND CONTINGENCIES - Long-term borrowings (Details) $ in Thousands	Mar. 31, 2018 USD ($)
Future minimum principal payments related to long-term borrowings
2019	$ 196,450
2020	2,567
2021	34,453
2022	1,864
Total	235,334
2019	7,936
2020	5,944
2021	4,406
2022	1,941
2023	345
After 2023	15
Total	$ 20,587